Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of property plant and equipment

	Assets under construction	Plant & machinery	Office and other equipment	Right-of-use assets	Total
	€’000	€’000	€’000	€’000	€’000
Cost
At 1 January 2026	412	1,502	26	661	2,601
Additions	154	17	3	64	238
Disposals	-	-	-	(30)	(30)
Transfers	(464)	464	-	-	-
Exchange differences	20	42	1	16	79
At 30 June 2026	122	2,025	30	711	2,888
Depreciation
At 1 January 2026	-	(1,145)	(3)	(220)	(1,368)
Charge for the period	-	(14)	(3)	(91)	(108)
Disposals	-	-	-	30	30
Exchange differences	-	(32)	-	(7)	(39)
At 30 June 2026	-	(1,191)	(6)	(288)	(1,485)
Net book value
At 1 January 2026	412	357	23	441	1,233
At 30 June 2026	122	834	24	423	1,403